Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements represent the financial position, results of operations and cash flows of JHI plc and its wholly-owned subsidiaries and variable interest entity (“VIE”). Unless the context indicates otherwise, JHI plc and its direct and indirect wholly-owned subsidiaries and VIE (as of the time relevant to the applicable reference) are collectively referred to as “James Hardie”, the “James Hardie Group” or the “Company”. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All intercompany balances and transactions have been eliminated in consolidation.
Certain prior period amounts have been reclassified to conform to the current period presentation.

Variable Interest Entities
Variable Interest Entities
A VIE is an entity that is evaluated for consolidation using more than a simple analysis of voting control. The analysis is based on: (i) what party has the power to direct the most significant activities of the VIE that impact its economic performance; and (ii) what party has rights to receive benefits or is obligated to absorb losses that are significant to the VIE. The analysis of the party that consolidates a VIE is a continual assessment.
In February 2007, the Company’s shareholders approved the Amended and Restated Final Funding Agreement (the “AFFA”), an agreement pursuant to which the Company provides long-term funding to Asbestos Injuries Compensation Fund (“AICF”), a special purpose fund that provides compensation for the Australian-related personal injuries for which certain former subsidiary companies of James Hardie in Australia (being Amaca Pty Ltd (“Amaca”), Amaba Pty Ltd (“Amaba”) and ABN 60 Pty Limited (“ABN 60”) (collectively, the “Former James Hardie Companies”)) are found liable. JHI plc owns 100% of James Hardie 117 Pty Ltd (the “Performing Subsidiary”), which, under the terms of the AFFA, has an obligation to make payments to AICF on an annual basis subject to the provisions of the AFFA. JHI plc guarantees the Performing Subsidiary’s obligation. Additionally, the Company appoints three AICF directors and the New South Wales (“NSW”) Government appoints two AICF directors.
Although the Company has no ownership interest in AICF, for financial reporting purposes, the Company consolidates AICF, which is a VIE as defined under US GAAP, due to its pecuniary and contractual interests in AICF as a result of the funding arrangements outlined in the AFFA. The Company’s consolidation of AICF results in AICF’s assets and liabilities being recorded on its consolidated balance sheets and AICF’s income and expense transactions being recorded in the consolidated statements of operations and comprehensive income. These items are Australian dollar-denominated and are subject to remeasurement into US dollars at each reporting date.
For the fiscal years ended 31 March 2021, 2020 and 2019, the Company did not provide financial or other support to AICF that it was not previously contractually required to provide.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation/Remeasurement
Foreign Currency Translation/Remeasurement
All assets and liabilities are translated or remeasured into US dollars at current exchange rates while revenues and expenses are translated or remeasured at average exchange rates in effect for the period. The effects of foreign currency translation adjustments are included directly in other comprehensive income in shareholders’ equity (deficit). Gains and losses arising from foreign currency transactions are recognized in income.
The Company has recorded on its balance sheet certain foreign assets and liabilities, including asbestos-related assets and liabilities under the terms of the AFFA, that are denominated in foreign currencies and subject to translation (foreign entities) or remeasurement (AICF entity and Euro denominated debt) into US dollars at each reporting date. Unless otherwise noted, the Company converts foreign currency denominated assets and liabilities into US dollars at the spot rate at the end of the reporting period; while revenues and expenses are converted using an average exchange rate for the period. The Company records gains and losses on its Euro denominated debt which are economically offset by foreign exchange gains and losses on loans between subsidiaries, resulting in a net immaterial translation gain or loss which is recorded in the Selling, general and administrative expenses in the consolidated statements of operations and comprehensive income.
Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents, other than those amounts directly related to the AICF, generally relate to amounts subject to letters of credit with insurance companies, which restrict the cash from use for general corporate purposes.

Accounts Receivable
Accounts Receivable
The Company evaluates the collectability of accounts receivable on an ongoing basis based on historical bad debts, customer credit-worthiness, current economic trends and changes in the Company's customer payment activity. An allowance for doubtful accounts is provided for known and estimated bad debts. Although credit losses have historically been within expectations, the Company cannot guarantee that it will continue to experience the same credit loss rates that it has had in the past.

Inventories
Inventories
Inventories are valued at the lower of cost or net realizable value. Cost is generally determined under the first-in, first-out method, except that the cost of raw materials and supplies is determined using actual or average costs. Cost includes the costs of materials, labor and applied factory overhead. On a regular basis, the Company evaluates its inventory balances for excess quantities and obsolescence by analyzing demand, inventory on hand, sales levels and other information. Based on these evaluations, inventory costs are adjusted to net realizable value, if necessary.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost. Property, plant and equipment of businesses acquired are recorded at their estimated fair value at the date of acquisition. Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	5 to 50
Buildings Improvements	1 to 40
Leasehold Improvements	1 to 40
Machinery and Equipment	1 to 30

Leases
Leases
At lease commencement, which is generally when the Company takes possession of the asset, the Company records a lease liability and a corresponding right-of-use ("ROU") asset. Lease liabilities represent the present value of minimum lease payments over the expected lease term, which includes options to extend the lease when it is reasonably certain those options will be exercised. Determining the lease term and amount of lease payments to include in the calculation of the ROU asset and lease liability for leases containing options requires the use of judgment to determine whether the exercise of an option is reasonably certain, and if the option period and payments should be included in the calculation of the associated ROU asset and liability. In making this determination, the Company considers all relevant economic factors that would compel the Company to exercise an option. The Company’s leases generally do not provide a readily determinable implicit borrowing rate. As such, the discount rate used to calculate present value is the lessee’s incremental borrowing rate, which is primarily based upon the periodic risk-adjusted interest margin and the term of the lease.
Minimum lease payments include base rent as well as fixed escalation of rental payments. In determining minimum lease payments, the Company separates non-lease components such as common area maintenance or other miscellaneous expenses that are updated based on landlord estimates for real estate leases. Additionally, many of the Company’s transportation and equipment leases require additional payments based on the underlying usage of the assets such as mileage and maintenance costs. Due to the variable nature of these costs, the cash flows associated with these costs are expensed as incurred and not included in the lease payments used to determine the ROU asset and associated lease liability.
ROU assets represent the right to control the use of the leased asset during the lease term and are initially recognized as an amount equal to the lease liability. In addition, prepaid rent, initial direct costs, and adjustments for lease incentives are components of the ROU asset. Over the lease term, the lease expense is amortized on a straight-line basis beginning on the lease commencement date. ROU assets are assessed for impairment as part of the impairment of long-lived assets, which is performed whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable.
A ROU asset and lease liability are not recognized for leases with an initial term of 12 months or less, and the lease expense is recognized on a straight-line basis over the lease term.
Depreciation and Amortization
Depreciation and Amortization
The Company records depreciation and amortization under both Cost of goods sold and Selling, general and administrative expenses, depending on the asset’s business use. All depreciation and amortization related to plant building, machinery and equipment is recorded in Cost of goods sold.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill is the excess of purchase price over the fair value of tangible and identifiable intangible net assets acquired in various business combinations. Goodwill is not amortized but is tested at the reporting unit level for impairment annually, or more often if indicators of impairment exist. Factors that could cause an impairment in the future could include, but are not limited to, adverse macroeconomic conditions, deterioration in industry or market conditions, decline in revenue and cash flows or increases in costs and capital expenditures compared to projected results. A goodwill impairment charge is recorded for the amount by which the carrying value of the reporting unit exceeds the fair value of the reporting unit.
Intangible assets from acquired businesses are recognized at their estimated fair values at the date of acquisition and consist of trademarks, customer relationships and other intangible assets. Finite-lived intangibles are amortized to expense over the applicable useful lives, ranging from 2 to 13 years, based on the nature of the asset and the underlying pattern of economic benefit as reflected by future net cash inflows. The Company performs an impairment test of intangibles annually, or whenever events or changes in circumstances indicate their carrying value may be impaired.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets, such as property, plant and equipment, are evaluated each quarter for events or changes in circumstances that indicate that an asset might be impaired because the carrying amount of the asset may not be recoverable. These include, without limitation, a significant adverse change in the extent or manner in which a long-lived asset or asset group is being used, a current period operating or cash flow loss combined with a history of operating or cash flow losses, a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset or asset group and/or a current expectation that it is more likely than not that a long lived asset or asset group will be sold or otherwise disposed of significantly before the end of its previously estimated useful life.
When such indicators of potential impairment are identified, recoverability is tested by grouping long-lived assets that are used together and represent the lowest level for which cash flows are identifiable and distinct from the cash flows of other long-lived assets, which is typically at the production line or plant facility level, depending on the type of long-lived asset subject to an impairment review.
Recoverability is measured by a comparison of the carrying amount of the asset group to the estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount exceeds the estimated undiscounted future cash flows, an impairment charge is recognized at the amount by which the carrying amount exceeds the estimated fair value of the asset group.
The methodology used to estimate the fair value of the asset group is based on a discounted cash flow analysis or a relative, market-based approach based on purchase offers or appraisals received from third parties, that considers the asset group’s highest and best use that would maximize the value of the asset group. In addition, the estimated fair value of an asset group also considers, to the extent practicable, a market participant’s expectations and assumptions in estimating the fair value of the asset group. If the estimated fair value of the asset group is less than the carrying value, an impairment loss is recognized at an amount equal to the excess of the carrying value over the estimated fair value of the asset group.
Accrued Product Warranties
Accrued Product Warranties
An accrual for estimated future warranty costs is recorded based on an analysis by the Company, which includes the historical relationship of warranty costs to installed product at an estimated remediation cost per standard foot. Based on this analysis and other factors, the adequacy of the Company’s warranty provision is adjusted as necessary.

Debt
Debt
The Company’s debt consists of an unsecured revolving credit facility and senior unsecured notes. Each of the Company's debt instruments is recorded at cost, net of any original issue discount or premium, where applicable. The related original issue discount, premium and debt issuance costs are amortized over the term of each respective borrowing using the effective interest method. Debt is presented as current if the liability is due to be settled within 12 months after the balance sheet date, unless the Company has the ability and intention to refinance on a long-term basis in accordance with US GAAP. See Fair Value Measurements below and Note 13 for the Company’s fair value considerations.
In addition, the Company consolidates AICF which has a loan facility, which is included in Asbestos-related Accounting Policies below.

Revenue Recognition
Revenue Recognition
The Company recognizes revenues when the requisite performance obligation has been met, that is, when the Company transfers control of its products to customers, which depending on the terms of the underlying contract, is generally upon delivery. The Company records estimated reductions in sales for customer rebates and discounts including volume, promotional, cash and other discounts. Rebates and discounts are recorded based on management’s best estimate when products are sold. The estimates are based on historical experience for similar programs and products. Management reviews these rebates and discounts on an ongoing basis and the related accruals are adjusted, if necessary, as additional information becomes available.
A portion of the Company’s revenue is made through distributors under a vendor managed inventory agreement whereby revenue is recognized upon the transfer of title and risk of loss to the distributors.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method. Under this method, deferred income taxes are recognized by applying enacted statutory rates applicable to future years to differences between the tax bases and financial reporting amounts of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The realization of the US deferred tax assets is affected primarily by the continued profitability of the US business. A valuation allowance is provided when it is more likely than not that all or some portion of deferred tax assets will not be realized.
Income taxes payable represents taxes currently payable which are computed at statutory income tax rates applicable to taxable income derived in each jurisdiction in which the Company conducts business. Interest and penalties related to uncertain tax positions are recognized in Income tax expense on the consolidated statements of operations and comprehensive income.
The Company accrues for tax contingencies based upon its best estimate of the taxes ultimately expected to be paid, which it updates over time as more information becomes available. Such amounts are included in taxes payable or other non-current liabilities, as appropriate. If the Company ultimately determines that payment of these amounts is unnecessary, the Company reverses the liability and recognizes a tax benefit during the period in which the Company determines that the liability is no longer necessary. The Company records additional tax expense in the period in which it determines that the recorded tax liability is less than the ultimate assessment it expects.
Taxing authorities from various jurisdictions in which the Company operates are in the process of reviewing and auditing the Company’s respective jurisdictional tax returns for various ranges of years. The Company accrues tax liabilities in connection with ongoing audits and reviews based on knowledge of all relevant facts and circumstances, taking into account existing tax laws, its experience with previous audits and settlements, the status of current tax examinations and how the tax authorities view certain issues.
Financial Instruments
Financial Instruments
The Company calculates the fair value of financial instruments and includes this additional information in the notes to the consolidated financial statements. The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
Periodically, interest rate swaps, commodity swaps and forward exchange contracts are used to manage market risks and reduce exposure resulting from fluctuations in interest rates, commodity prices and foreign currency exchange rates. Changes in the fair value of financial instruments that are not designated as hedges are recorded in earnings within Asbestos adjustments, Other income (expense) and Selling, general and administrative expenses at each measurement date. The Company does not use derivatives for trading purposes.
Fair Value Measurements
Fair Value Measurements
Assets and liabilities of the Company that are carried or disclosed at fair value are classified in one of the following three categories:

Level 1	Quoted market prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date;

Level 2	Observable market-based inputs or unobservable inputs that are corroborated by market data for the asset or liability at the measurement date;

Level 3	Unobservable inputs that are not corroborated by market data used when there is minimal market activity for the asset or liability at the measurement date.

Fair value measurements of assets and liabilities are assigned a level within the fair value hierarchy based on the lowest level of any input that is significant to the fair value measurement in its entirety.
The carrying amounts of Cash and Cash Equivalents, Restricted cash and cash equivalents, Trade receivables, Trade payables and the Revolving Credit Facility approximates their respective fair values due to the short-term nature of these instruments.

Stock-based Compensation
Stock-based Compensation
Stock-based compensation expense represents the estimated fair value of equity-based and liability-classified awards granted to employees and is recognized as an expense over the vesting period. Forfeitures of stock-based awards are accounted for as they occur. Stock-based compensation expense is included in the line item Selling, general and administrative expenses on the consolidated statements of operations and comprehensive income.
Equity awards with vesting based solely on a service condition are typically subject to graded vesting, in that the awards outstanding generally vest as follows: 25% at the first anniversary date of the grant; 25% at the second anniversary date of the grant; and 50% at the third anniversary date of the grant. For equity awards subject to graded vesting, the Company has elected to use the accelerated recognition method. Accordingly, each vesting tranche is valued separately, and the recognition of stock-based compensation expense is more heavily weighted earlier in the vesting period. Stock-based compensation expense for equity awards that are subject to performance or market vesting conditions are based upon an estimate of the number of awards that are expected to vest and typically recognized ratably over the vesting period. The Company issues new shares to award recipients when the vesting condition for restricted stock units (“RSUs”) has been satisfied.
For RSUs subject to a service vesting condition, the fair value is equal to the market value of the Company’s common stock on the date of grant, adjusted for the fair value of estimated dividends as the restricted stock holder is not entitled to dividends over the vesting period.
For RSUs subject to a performance vesting condition, the vesting of these units is subject to a return on capital employed (“ROCE”) performance hurdle being met and is subject to negative discretion by the Board. The Board’s discretion will reflect the Board’s judgment of the quality of the returns balanced against management’s delivery of market share growth and a scorecard of key qualitative and quantitative performance objectives.
For RSUs subject to a market vesting condition, the vesting of these units is based on James Hardie’s performance against its Peer Group for the 20 trading days preceding the test date. The fair value of each of these units is estimated using a binomial lattice model that incorporates a Monte Carlo simulation (the “Monte Carlo” method).
For cash settled units ("CSUs"), compensation expense is recognized based upon an estimate of the number of awards that are expected to vest and the fair market value of JHI plc’s common stock on the date of the grant. The expense is recognized ratably over the vesting period and the liability is adjusted for subsequent changes in JHI plc’s common stock price at each balance sheet date adjusted for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period.

Loss Contingencies
Loss Contingencies
The Company recognizes a liability for asserted and unasserted claims in the period in which a loss becomes probable and estimable. The amount of a reasonably probable loss is dependent on a number of factors including, without limitation, the specific facts and circumstances unique to each claim, the existence of any co-defendants involved in defending the claim, the solvency of such co-defendants (including the ability of such co-defendants to remain solvent until the related claim is ultimately resolved), and the availability of claimant compensation under a government compensation scheme.
To the extent that it is probable and estimable, the estimated loss for these matters, incorporates assumptions that are subject to the foregoing uncertainties and are principally derived from, but not exclusively based on, historical claims experience together with facts and circumstances unique to each claim. If the nature and extent of claims in future periods differ from historical claims experience, the Company's assessment of probable and estimable liability with respect to current asserted claims changes and/or actual liability is different to the estimates, then the actual amount of loss may be materially higher or lower than estimated losses accrued.

Asbestos-related Accounting Policies
Asbestos-related Accounting Policies
Asbestos Liability
The amount of the asbestos liability has been recognized by reference to (but not exclusively based upon) the most recent actuarial estimate of projected future cash flows as calculated by KPMG Actuarial (“KPMGA”), who are engaged and appointed by AICF under the terms of the AFFA. Based on their assumptions, KPMGA arrived at a range of possible total future cash flows and calculated a central estimate, which is intended to reflect a probability-weighted expected outcome of those actuarially estimated future cash flows projected by KPMGA to occur through 2073.
The Company recognizes the asbestos liability in the consolidated financial statements by reference to (but not exclusively based upon) the undiscounted and uninflated central estimate. The Company considered discounting when determining the best estimate under US GAAP. The Company has recognized the asbestos liability by reference to (but not exclusively based upon) the central estimate as undiscounted on the basis that the timing and amounts of such cash flows are not fixed or readily determinable. The Company considered inflation when determining the best estimate under US GAAP. It is the Company’s view that there are material uncertainties in estimating an appropriate rate of inflation over the extended period of the AFFA. The Company views the undiscounted and uninflated central estimate as the best estimate under US GAAP.
Adjustments in the asbestos liability due to changes in the actuarial estimate of projected future cash flows and changes in the estimate of future operating costs of AICF are reflected in the consolidated statements of operations and comprehensive income during the period in which they occur. Claims paid by AICF and claims-handling costs incurred by AICF are treated as reductions in the Asbestos liability balances.
Insurance Receivable
The insurance receivable recorded by the Company has been recognized by reference to (but not exclusively based upon) the most recent actuarial estimate of recoveries expected from insurance policies and insurance companies with exposure to the asbestos claims, as calculated by KPMGA. The assessment of recoveries is based on the expected pattern of claims against such policies less an allowance for credit risk based on credit agency ratings. The insurance receivable generally includes these cash flows as undiscounted and uninflated, however, where the timing of recoveries has been agreed with the insurer, the receivables are recorded on a discounted basis. The Company records insurance receivables that are deemed probable of being realized.
Adjustments in the insurance receivable due to changes in the actuarial estimate, or changes in the Company’s assessment of recoverability are reflected in the consolidated statements of operations and comprehensive income during the period in which they occur. Insurance recoveries are treated as a reduction in the insurance receivable balance.
Workers’ Compensation
An estimate of the liability related to workers’ compensation claims is prepared by KPMGA as part of the annual actuarial assessment. This estimate contains two components - amounts that will be met by a workers’ compensation scheme or policy and amounts that will be met by the Former James Hardie Companies.
The estimated liability is included as part of the asbestos liability and adjustments to the estimate are reflected in the consolidated statements of operations and comprehensive income during the period in which they occur. Amounts that are expected to be paid by the workers’ compensation schemes or policies are recorded as workers’ compensation receivable. Adjustments to the workers’ compensation liability result in an equal adjustment in the workers’ compensation receivable recorded by the Company and have no effect on the consolidated statements of operations and comprehensive income.
Restricted Cash and Cash Equivalents
Cash and cash equivalents of AICF are reflected as restricted assets, as the use of these assets is restricted to the settlement of asbestos claims and payment of the operating costs of AICF. Since cash and cash equivalents are highly liquid, the Company classifies these amounts as a current asset on the consolidated balance sheets.
Restricted Short-Term Investments

Restricted short-term investments of AICF consist of highly liquid investments held in the custody of major financial institutions and are classified as available for sale. These restricted short-term investments are recorded in the financial statements at fair value based on quoted market prices using the specific identification method. Unrealized gains and losses on the fair value of these investments are included as a separate component of Accumulated other comprehensive loss. Realized gains and losses on these investments are recognized in Asbestos adjustments on the consolidated statements of operations and comprehensive income.
Short-Term Debt
AICF has access to a secured loan facility (the “AICF Loan Facility”) made available by the NSW Government, which can be used by AICF to fund the payment of asbestos claims and certain operating and legal costs of AICF and Former James Hardie Companies (together, the “Obligors”).
Interest accrues daily on amounts outstanding, is calculated based on a 365-day year and is payable monthly. AICF may, at its discretion, elect to accrue interest payable on amounts outstanding under the AICF Loan Facility on the date interest becomes due and payable.
Deferred Income Taxes
The Performing Subsidiary can claim a tax deduction for its contributions to AICF over a five-year period commencing in the year the contribution is incurred. Consequently, a deferred tax asset has been recognized equivalent to the anticipated tax benefit over the life of the AFFA.
Adjustments are made to the deferred income tax asset as adjustments to the asbestos-related assets and liabilities are recorded.
Asbestos Adjustments
The Asbestos adjustments reflected in the consolidated statements of operations and comprehensive income reflect the net change in the actuarial estimate of the asbestos liability and insurance receivables, and the change in the estimate of AICF claims handling costs. Additionally, as the asbestos-related assets and liabilities are denominated in Australian dollars, the reported values of these asbestos-related assets and liabilities in the Company’s consolidated balance sheets in US dollars are subject to adjustment depending on the closing exchange rate between the two currencies at the balance sheet dates, the effect of which is also included in Asbestos adjustments in the consolidated statements of operations and comprehensive income. Further, changes in the fair value of forward exchange contracts entered into to reduce exposure to the change in foreign currency exchange rates associated with AICF payments are recorded in Asbestos adjustments.

Business combinations
Business combinations
The Company accounts for acquired businesses using the acquisition method of accounting. This method requires that the purchase price be allocated to the identifiable assets acquired and liabilities assumed at their estimated fair values at the date of acquisition. The excess of the purchase price over the identifiable assets acquired and liabilities assumed is recorded as goodwill.
The fair values are determined by management, taking into consideration information supplied by management of the acquired entities, and other relevant information. Such information typically includes valuations obtained from independent appraisal experts, which management reviews and considers in its estimates of fair values. The valuations are generally based upon future cash flow projections for the acquired assets, discounted to present value. The determination of fair values requires significant judgment by management, particularly with respect to the value of identifiable intangible assets. This judgment could result in either a higher or lower value assigned to amortizable or depreciable assets. The impact could result in either higher or lower amortization and/or depreciation expense. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but due to the inherent uncertainty during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.

Accounting Pronouncements
Accounting Pronouncements

Adopted in Fiscal Year 2021
In June 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. As required, the Company adopted the standard starting with the fiscal year beginning 1 April 2020 using a modified retrospective approach noting no material differences to the consolidated financial statements for the fiscal year ended 31 March 2021. The Company estimates its allowance for credit losses on the trade receivables as described in the Accounts Receivables policy above.
Recently IssuedIn December 2019, the FASB issued ASU No. 2019-12, Income taxes (Topic 740). The amendments in the standard are being issued to simplify the accounting for income taxes and are effective for fiscal years and interim periods within those fiscal years, beginning after 15 December 2020 with early adoption permitted. The Company will adopt ASU No. 2019-12 starting with the fiscal year beginning 1 April 2021 and does not expect the adoption of this standard to have a material impact on its consolidated financial statements.
Earnings Per Share
Earnings Per Share
Basic earnings per share ("EPS") is calculated using net income divided by the weighted average number of common shares outstanding during the period. Diluted EPS is similar to basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares calculated using the treasury method that would have been outstanding if the dilutive potential common shares, such as stock options and RSUs, had been issued.
Basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2021	2020	2019
Basic common shares outstanding	443.7	442.6	441.9
Dilutive effect of stock awards	1.7	1.5	1.1
Diluted common shares outstanding	445.4	444.1	443.0
There were no potential common shares which would be considered anti-dilutive for the fiscal years ended 31 March 2021, 2020 and 2019.
Unless they are anti-dilutive, RSUs which vest solely based on continued employment are considered to be outstanding as of their issuance date for purposes of computing diluted EPS and are included in the calculation of diluted EPS using the Treasury Method. Once these RSUs vest, they are included in the basic EPS calculation on a weighted-average basis.
RSUs which vest based on performance or market conditions are considered contingent shares. At each reporting date prior to the end of the contingency period, the Company determines the number of contingently issuable shares to include in the diluted EPS calculation, as the number of shares that would be issuable under the terms of the RSU arrangement, if the end of the reporting period were the end of the contingency period. Once these RSUs vest, they are included in the basic EPS calculation on a weighted-average basis.